BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
Schedule of Information Related to Business Combinations
The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	197,976
Working capital adjustment	53
Installment Payments (2)	35,808
Contingent consideration (3)	38,011
Total consideration	271,848
(1) Payment in cash 172,445 and 25,531 in G-shares.
(2) Contains 11,620 of liability, current and non-current, payable in a variable number of shares.
(3) As of December 31, 2022 included 2,923 and 35,088 as Other financial liabilities current and non-current, respectively.

	As of December 31,
	2022	2021

Current assets
Cash and cash equivalents	46,075	16,604
Investments	1,152	113
Trade receivables	34,151	17,719
Other receivables	8,022	1,117
Other assets	3	—

Non current assets
Other receivables	372	608
Other financial assets	—	2
Property and equipment	1,323	1,581
Intangibles (1)	82,255	14,204
Right-of-use asset	3,624	—
Deferred tax	8,265	922
Investment in associates	717	—
Goodwill (2)	188,288	174,005

Current liabilities
Trade and other payables	(22,468)	(7,724)
Lease liabilities	(716)	—
Tax liabilities	(6,101)	(2,112)
Payroll and social security	(10,772)	(4,425)
Other liabilities	(571)	(413)
Borrowings	(2,958)	(201)

Non current liabilities
Deferred tax liabilities	(9,647)	(3,264)
Lease liabilities	(3,076)	—
Borrowings	(52)	(2,337)
Contingencies	(569)	—

Non-controlling interest (3)	(45,469)	(2,648)

Total consideration	271,848	203,751
(1) As of December 31, 2022 and 2021, the amount of 34,250 and 11,701, respectively, have been allocated to customer relationships and contracts, and 33,370 and 2,402 as platforms and licenses, respectively.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2022 and 2021, 188,288 and 174,005, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.

Schedule of Reconciliation of Changes in Goodwill

	As of December 31,
	2022	2021
Cost
Balance at beginning of year	567,451	392,760
Additions related to new acquisitions (note 26.2)	188,288	174,005
Translation	(17,322)	(73)
Measurement period adjustment	787	759
Balance at end of year	739,204	567,451